UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1	.	Name and address of issuer:

Permanent Portfolio Family of Funds
600 Montgomery Street, Suite 4100
		San Francisco, California	94111-2702

2	.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [X]

3	.	Investment Company Act File Number:	811-03379

		Securities Act File Number:	002-75661

4	(a).	Last day of fiscal year for which this Form is filed: January 31, 2017

4	(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	(c).	[ ] Check box if this is the last time the Issuer will be filing this Form.

5	.	Calculation of registration fee:

		(i)	Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$557,151,110

		(ii)	Aggregate price of securities
redeemed or repurchased during the
		fiscal year:	$888,543,294

		(iii)	Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees payable
		to the Commission:	$11,658,282,117

		(iv)	Total available redemption credits [add Items 5(ii)and
		5(iii)]:		$12,546,825,411

		(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[Subtract Item 5(iv) from Item 5(i)]:		$0

		(vi)	Redemption credits available for
use in future years - if Item 5(i)
is less than Item 5(iv) [subtract
		Item 5(iv) from Item 5(i)]:	$11,989,674,301

(vii) Multiplier for determining
registration fee (See Instruction
		C.9):	X	0.00011590

		(viii)	Registration fee due [(multiply Item 5(v) by Item 5(vii)]
(enter"0" if no fee is due):
$0

6	.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7	.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
$0

8	.	Total of the amount of the registration fee
due plus any interest due [line 5(viii)
		plus line 7]:	=	$0

9	.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Michael J. Cuggino
Michael J. Cuggino, President

Date:	April 11, 2017

* Please print the name and title of the signing officer below the signature.